Contents of Significant Accounts - Sensitivity Analysis (Detail) - TWD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease (increase) in defined benefit obligation due to 0.5% increase in actuarial assumptions	$ 172,801	$ 207,999
Decrease (increase) in defined benefit obligation due to 0.5% decrease in actuarial assumptions	$ (182,478)	$ (220,561)
Percentage increase in actuarial assumptions	0.50%	0.50%
Percentage decrease in actuarial assumptions	0.50%	0.50%
Rate of future salary increase [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease (increase) in defined benefit obligation due to 0.5% increase in actuarial assumptions	$ (151,050)	$ (184,551)
Decrease (increase) in defined benefit obligation due to 0.5% decrease in actuarial assumptions	$ 145,000	$ 176,567
Percentage increase in actuarial assumptions	0.50%	0.50%
Percentage decrease in actuarial assumptions	0.50%	0.50%